Income Taxes - (Benefit) Expense for Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses [Line Items]
Current					$ 303	$ 499
Deferred			$ (6)	$ (12)	(490)	58
Income Tax Expense (Benefit), Total	$ 326	$ 50	$ 669	$ 202	$ (187)	$ 557